OTHER LOSSES - NET (Tables)	12 Months Ended
Dec. 31, 2018
OTHER LOSSES - NET [abstract]
Schedule of other losses net
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Loss on disposal of fixed assets - net	(133,073)	(77,026)	(93,914)
Interest income from banks	24,772	18,974	25,209
Government grants	9,769	13,272	15,223
Dividend income from FVOCI(2017: AFS)	5,884	6,473	6,473
Income from compensation	749	295	2,176
Impairment of fixed assets(Note 6)	-	(11,185)	(10,364)
Impairment of construction-in-progress(Note 7)	(5,662)	-	-

Impairment of trade receivables (Note 19)	(6)	(5,904)	-
Unwinding of interest accrued on long-term receivable	2,602	2,868	4,080
Income from disposal of subsidiaries	-	-	81
Renovation cost for the separation and transfer of facilities	-	-	(65,735)
Others	(13,305)	3,756	8,158
	(108,270)	(48,477)	(108,613)